Flight Equipment Held For Operating Leases, Net (Movements In Flight Equipment Held For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Flight Equipment Held For Operating Leases, Net [Abstract]
Net book value at beginning of period	$ 7,895,874	$ 8,061,260	$ 5,230,437
Fair value of flight equipment acquired in acquisitions			1,337,412
Additions	1,116,808	882,625	2,531,719
Depreciation	(355,697)	(383,148)	(329,639)
Impairment (Note 22)	(12,625)	(23,323)	(11,764)
Disposals	(1,376,461)	(333,140)	(646,841)
Transfers to direct finance leases/flight equipment held for sale	(6,000)	(11,430)	(50,064)
Sale of AeroTurbine		(296,970)
Net book value at end of period	7,261,899	7,895,874	8,061,260
Accumulated depreciation/impairment at December 31, 2010, 2011 and 2012	$ (992,528)	$ (1,060,416)	$ (856,894)